CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Shareholders' equity IPO	Shareholders' equity Private placement	Shareholders' equity	Ordinary shares Common Class A IPO	Ordinary shares Common Class A Private placement	Ordinary shares Common Class A	Ordinary shares Common Class B	Additional Paid-in Capital IPO	Additional Paid-in Capital Private placement	Additional Paid-in Capital	Subscription Receivable Private placement	Subscription Receivable	Deferred Stock Compensation	Deferred Statutory Reserve	Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Common Class A	Common Class B	IPO	Private placement	Total
Balance at beginning at Sep. 30, 2024			$ 2,971,181			$ 3,440	$ 500			$ 4,821,992				$ 35,448	$ (1,704,065)	$ (186,134)	$ 91,074					$ 3,062,255
Balance at beginning (in shares) at Sep. 30, 2024						275,200	40,000
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Cash proceeds	$ 10,350,000			$ 518				$ 10,349,482												$ 10,350,000
Cash proceeds (in shares)				41,400
Offering cost deducted to capital			(1,885,650)							(1,885,650)												(1,885,650)
Non-controlling interest from acquisition			0			$ 0	$ 0			0		$ 0	$ 0	0	0	0	147,907					147,907
Net income (loss)			(4,884,369)												(4,884,369)		(71,274)					(4,955,643)
Foreign currency translation adjustment			(15,969)													(15,969)	(1)					(15,969)
Balance at end at Mar. 31, 2025			6,535,193			$ 3,958	$ 500			13,285,824				35,448	(6,588,434)	(202,103)	167,706					6,702,899
Balance at end (in shares) at Mar. 31, 2025						316,600	40,000
Balance at beginning at Sep. 30, 2025			5,781,700			$ 4,622	$ 500			21,960,872			(3,486,439)	35,448	(12,528,647)	(204,656)	197,166					5,978,866
Balance at beginning (in shares) at Sep. 30, 2025						369,741	40,000											316,600	40,000
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Cash proceeds		$ 3,200,000			$ 7,132				$ 8,392,868		$ (5,200,000)										$ 3,200,000
Cash proceeds (in shares)					570,540
Offering cost deducted to capital			(480,000)							(480,000)												(480,000)
Shares issued for partially conversion of convertible note			180,000			$ 205				179,795												180,000
Shares issued for partially conversion of convertible note (in shares)						16,394
Shares issued for compensation			6,984			$ 2,527				2,942,897			(2,938,440)									6,984
Shares issued for compensation (in shares)						202,183
Amortization of deferred stock compensation			1,884,315										1,884,315									1,884,315
Net income (loss)			(5,883,478)												(5,883,478)		(77,811)					(5,961,289)
Foreign currency translation adjustment			(87,249)													(87,249)						(87,249)
Balance at end at Mar. 31, 2026			$ 4,602,272			$ 14,486	$ 500			$ 32,996,432		$ (5,200,000)	$ (4,540,564)	$ 35,448	$ (18,412,125)	$ (291,905)	$ 119,355					$ 4,721,627
Balance at end (in shares) at Mar. 31, 2026						1,158,858	40,000											1,158,858	40,000			10,000